UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices)(Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

317-917-7000

Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

(Unaudited)

Shares	COMMON STOCKS – 95.65%	Fair Value

	Aircraft & Parts – 2.80%
31,225	LMI Aerospace, Inc. *	$603,892
16,545	Triumph Group, Inc.	1,080,389

		1,684,281

	Bituminous Coal & Lignite Surface Mining – 1.36%
42,494	Cloud Peak Energy, Inc. *	821,409

	Chemicals and Allied Products – 2.22%
27,190	Olin Corp.	587,032
40,965	Tronoz LTD – Class A	747,611

		1,334,643

	Construction Machinery & Equipment – 1.07%
39,095	Columbus McKinnon Corp. *	645,849

	Crude Petroleum & Natural Gas – 1.71%
44,185	EXCO Resources, Inc.	299,132
41,670	KMG Chemicals, Inc.	732,142

		1,031,274

	Drilling Oil & Gas Wells – 1.43%
18,810	Atwood Oceanics, Inc. *	861,310

	Electric Houseware & Fans – 1.98%
35,784	Helen of Troy Ltd. *	1,194,828

	Electric Work – 1.08%
18,748	EMCOR Group, Inc.	648,868

	Electronic Connectors – 1.03%
61,655	Methode Electronics, Inc.	618,400

	Finance Services – 2.16%
123,365	KKR Financial Holdings LLC (a)	1,302,734

	Fire, Marine & Casualty Insurance – 3.27%
26,187	AmTrust Financial Services, Inc.	751,305
5,480	Enstar Group Ltd. *	613,650
26,270	Greenlight Capital Re. Ltd. Class A *	606,312

		1,971,267

	Hospital & Medical Service Plans – 0.95%
23,530	Health Net, Inc. *	571,779

	Household Audio and Video Equipment – 1.08%
14,605	Harman International Industries, Inc.	651,967

	Hotels and Motels – 0.83%
45,891	Monarch Casino & Resort, Inc. *	500,671

	Life Insurance – 5.75%
99,190	American Equity Investment Life Holding Co.	1,211,110
35,177	Primerica, Inc.	1,055,662
41,890	Protective Life Corp.	1,197,216

		3,463,988

	Lumber & Wood Products (No Furniture) – 1.78%
28,100	Koppers Holdings, Inc.	1,072,015

	Machine Tools, Metal Cutting Types – 2.10%
31,690	Kennametal, Inc.	1,267,600

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – continued

December 31, 2012

(Unaudited)

Shares	COMMON STOCKS – 95.65% – continued	Fair Value

	Measuring & Controlling Devices – 2.15%
25,440	MTS Systems Corp.	$1,295,659

	Miscellaneous – Electrical Machinery, Equipment & Supplies – 1.76%
23,573	Spectrum Brand Holdings, Inc. *	1,059,135

	Miscellaneous – Fabricated Metal Products – 3.09%
24,125	Barnes Group, Inc.	541,848
28,477	Crane Co.	1,317,916

		1,859,764

	Motor Vehicles & Passenger Car Bodies – 1.04%
21,126	Oshkosh Corp. *	626,386

	Motor Vehicles Parts & Accessories – 3.40%
60,701	Dana Holding Corp.	947,543
31,318	Tenneco, Inc. *	1,099,575

		2,047,118

	National Commercial Banks – 3.12%
50,335	BBCN Bancorp, Inc *	582,376
65,925	Horizon Bancorp.	1,295,426

		1,877,802

	Oil, Gas Field Services – 1.01%
28,435	C&J Energy Services, Inc. *	609,646

	Paper Mills – 1.99%
30,675	Schweitzer-Mauduit International, Inc.	1,197,245

	Personal Credit Institutions – 0.56%
4,505	World Acceptance Corp. *	335,893

	Plastics Products – 1.85%
17,370	Tupperware Brands Corp.	1,113,417

	Printed Circuit Boards – 1.28%
69,645	Sanmina Corp. *	770,970

	Railroad Equipment – 1.49%
25,080	Trinity Industries, Inc.	898,366

	Retail – Apparel & Accessory Stores – 2.95%
55,580	Ascena Retail Group, Inc. *	1,027,674
24,035	Men’s Warehouse, Inc./The	748,931

		1,776,605

	Retail – Miscellaneous Retail – 1.03%
15,595	Cash America International, Inc.	618,654

	Retail – Shoe Stores – 2.86%
32,180	Finish Line, Inc./The – Class A	609,167
20,220	Genesco, Inc. *	1,112,100

		1,721,267

	Retail – Variety Stores – 1.24%
26,165	Big Lots, Inc. *	744,656

	Savings Institution, Federally Chartered – 1.46%
49,570	Investors Bancorp, Inc.	881,355

	Search, Detection, Navigation, Guidance, Aeronautical Systems – 1.04%
28,210	FLIR Systems, Inc.	629,365

	Semiconductors & Related Devices – 2.13%
21,720	Cirrus Logic, Inc. *	629,228
60,220	Cypress Smiconductor Corp.	652,785

		1,282,013

	Services – Auto Rental & Leasing (No Drivers) – 1.66%
19,975	Ryder System, Inc.	997,352

	Services – Computer Integrated Systems Design – 1.26%
88,449	Datalink Corp. *	756,239

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – continued

December 31, 2012

(Unaudited)

Shares	COMMON STOCKS – 95.65% – continued	Fair Value

	Services – Engineering Services – 2.10%
32,170	URS Corp.	$1,262,994

	Services – Equipment Rental & Leasing – 1.00%
16,580	TAL International Group, Inc.	603,180

	Services – Hospitals – 1.95%
23,922	Magellan Health Services, Inc. *	1,172,178

	Services – Prepackaged Software – 1.09%
29,190	PTC, Inc *	657,067

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics – 1.64%
17,800	Stepan Co.	988,612

	Special Industry Machinery (No Metalworking Machinery) – 1.13%
38,385	John Bean Technologies Corp.	682,101

	State Commercial Banks – 2.48%
38,737	Bryn Mawr Bank Corp.	862,673
107,489	Wilshire Bancorp., Inc. *	630,960

		1,493,633

	Steel Pipes & Tubes – 0.51%
10,195	Allegheny Technologies, Inc.	309,520

	Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) – 1.89%
76,724	Commercial Metals Co.	1,140,119

	Surety Insurance – 0.50%
21,003	Assured Guaranty Ltd.	298,873

	Surgical & Medical Instruments & Apparatus – 0.48%
10,135	Hill-Rom Holdings, Inc.	288,848

	Title Insurance – 1.00%
10,000	Investors Title Co.	600,000

	Truck Trailers – 1.25%
83,725	Wabash National Corp. *	751,013

	Wholesale – Computer & Peripheral Equipment & Software – 1.98%
26,261	Tech Data Corp. *	1,195,663

	Wholesale – Electrical Apparatus & Equipment, Wiring Supplies – 2.63%
14,645	Anixter International, Inc. *	936,987
17,200	EnerSys *	647,236

		1,584,223

	Wholesale – Farm Product Raw Materials – 1.34%
18,845	Andersons, Inc./ The	808,450

	Wholesale – Paper & Paper Products – 1.71%
33,330	United Stationers, Inc.	1,032,897

	TOTAL COMMON STOCKS (Cost $50,952,384)	57,611,161

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS – continued

December 31, 2012

(Unaudited)

Shares	REAL ESTATE INVESTMENT TRUSTS – 3.62%	Fair Value

40,325	Chatham Lodging Trust	$620,198
38,931	Hospitality Properties Trust	911,764
68,280	Summit Hotel Properties, Inc.	648,660

		2,180,622

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,041,408)	2,180,622

	MONEY MARKET SECURITIES – 0.70%
420,536	Fidelity Institutional Money Market Portfolio, 0.18% (b)	420,536

	TOTAL MONEY MARKET SECURITIES (Cost $420,536)	420,536

	TOTAL INVESTMENTS (Cost $53,414,328) – 99.97%	$60,212,319

	Other assets less liabilities – 0.03%	15,825

	TOTAL NET ASSETS – 100.00%	$60,228,144

* Non-income producing securities.

(a) Limited Partnership.

(b) Variable rate security; the money market rate shown represents the rate at December 31, 2012.

Tax Related – As of December 31, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:
Unrealized appreciation	7,157,460
Unrealized depreciation	(798,082)

Net unrealized appreciation	$6,359,378

Aggregate cost of securities for income tax purposes	$53,852,941

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2012

(Unaudited)

Shares	COMMON STOCKS – 91.02%	Fair Value

	Accident & Health Insurance – 3.50%
3,690	Reinsurance Group Of America, Inc.	$197,489
9,573	Unum Group	199,310

		396,799

	Auto Controls For Regulating Residential & Commercial Environment – 1.58%
3,735	Ingersoll-Rand PLC	179,131

	Beverages – 1.46%
3,735	Dr Pepper Snapple Group, Inc.	165,012

	Canned Fruits, Vegetable & Preserves, Jams & Jellies – 1.54%
2,019	JM Smucker Co./The	174,119

	Chemicals & Allied Products – 1.68%
3,255	FMC Corp.	190,483

	Crude Petroleum & Natural Gas – 5.36%
2,733	Noble Energy, Inc.	278,055
1,445	Pioneer Natural Resources Co.	154,023
5,785	QEP Resources, Inc.	175,112

		607,190

	Cutlery, Handtools, & General Hardware – 1.60%
2,290	Snap-On, Inc.	180,887

	Drawing & Insulating Nonferrous Wire – 1.33%
4,965	General Cable Corp. *	150,986

	Electronic Connectors – 1.87%
7,746	Molex, Inc.	211,698

	Fire, Marine & Casualty Insurance – 1.33%
3,975	W.R. Berkley Corp.	150,016

	Grain Mill Products – 1.99%
3,498	Ingredion, Inc.	225,376

	Household Appliances – 1.55%
1,724	Whirlpool Corp.	175,417

	Heavy Construction Other Than Building Construction – Contractors – 1.54%
2,979	Fluor Corp.	174,986

	Investment Advice – 3.78%
2,977	Ameriprise Financial, Inc.	186,449
9,278	Invesco Ltd.	242,063

		428,512

	Life Insurance – 1.95%
4,282	Torchmark Corp.	221,251

	Men’s & Boys’ Furnishings, Work Clothing, & Allied Garments – 1.19%
1,218	PVH Corp.	135,210

	Miscellaneous Electrical Machinery, Equipment & Supplies – 1.59%
2,245	Energizer Holdings, Inc.	179,555

	Miscellaneous Fabricated Metal Products – 1.76%
2,350	Parker Hannifin Corp.	199,891

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – continued

December 31, 2012

(Unaudited)

Shares	COMMON STOCKS – 91.02% – continued	Fair Value

	Miscellaneous Industrial & Commercial Machinery & Equipment – 1.69%
3,520	Eaton Corp.	$190,784

	Motor Vehicle Parts & Accessories – 1.63%
2,733	Autoliv, Inc.	184,177

	National Commercial Banks – 3.43%
22,295	KeyCorp	187,724
9,400	Zions Bancorporation	201,160

		388,884

	Natural Gas Distribution – 3.15%
4,095	AGL Resources, Inc.	163,677
3,812	National Fuel Gas Co.	193,230

		356,907

	Oil & Gas Field Machinery & Equipment – 3.38%
5,118	Baker Hughes, Inc.	209,019
3,081	Cameron International Corp. *	173,953

		382,972

	Orthopedic, Prosthetic & Surgical Appliances & Supplies – 1.49%
2,530	Zimmer Holdings, Inc.	168,650

	Paper Mills – 1.55%
5,500	MeadWestvaco Corp.	175,285

	Paperboard Containers & Boxes – 1.91%
4,874	Greif, Inc. – Class A	216,893

	Petroleum Refining – 1.81%
3,447	Murphy Oil Corp.	205,269

	Personal Credit Institutions – 1.43%
4,213	Discover Financial Services	162,411

	Plastic Products – 1.54%
9,971	Sealed Air Corp.	174,592

	Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers – 1.88%
3,429	Albemarle Corp.	213,009

	Pumps & Pumping Equipment – 1.89%
1,462	Flowserve Corp.	214,622

	Railroad, Line-Haul Operating – 1.47%
8,460	CSX Corp.	166,916

	Retail – Apparel & Accessory Stores – 1.48%
9,080	Ascena Retail Group, Inc. *	167,889

	Retail – Department Stores – 3.87%
4,836	Kohl’s Corp.	207,851
5,899	Macy’s, Inc.	230,179

		438,030

	Retail – Eating Places – 1.86%
4,682	Darden Restaurants, Inc.	211,018

	Semiconductors & Related Devices – 1.77%
5,831	Linear Technology Corp.	200,003

	Services – Advertising Agencies – 1.70%
17,494	Interpublic Group of Companies, Inc./The	192,784

	Services – Hospitals – 1.69%
2,410	Mednax, Inc. *	191,643

	Services – Management Consultant Services – 1.61%
3,237	Towers Watson & Co. – Class A	181,952

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS – continued

December 31, 2012

(Unaudited)

Shares	COMMON STOCKS – 91.02% – continued	Fair Value

	Services – Prepackaged Software – 1.84%
6,545	Synopsys, Inc. *	$208,393

	State Commercial Banks – 1.57%
1,810	M&T Bank Corp.	178,231

	Steel Pipes & Tubes – 1.33%
4,977	Allegheny Technologies, Inc.	151,102

	Surgical & Medical Instruments & Apparatus – 2.04%
2,367	C.R. Bard, Inc.	231,351

	Wholesale – Electronic Parts & Equipment – 3.95%
6,197	Arrow Electronics, Inc. *	235,982
5,698	TE Connectivity Ltd.	211,510

		447,492

	X-Ray Apparatus & Tubes & Related Irradiation Apparatus – 1.46%
8,267	Hologic, Inc. *	165,588

	TOTAL COMMON STOCKS (Cost $9,277,826)	10,313,366

	REAL ESTATE INVESTMENT TRUSTS – 6.19%
8,435	BioMed Realty Trust, Inc.	163,049
2,832	Digital Realty Trust, Inc.	192,264
11,040	Host Hotels & Resorts, Inc.	172,997
14,513	Medical Properties Trust, Inc.	173,575

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $647,524)	701,885

	MONEY MARKET SECURITIES – 2.85%
322,920	Fidelity Institutional Money Market Portfolio, 0.18% (a)	322,920

	TOTAL MONEY MARKET SECURITIES (Cost $322,920)	322,920

	TOTAL INVESTMENTS (Cost $10,248,270) – 100.06%	$11,338,171

	Liabilities in excess of other assets – (0.06)%	(7,143)

	TOTAL NET ASSETS – 100.00%	$11,331,028

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at December 31, 2012.

Tax Related – As of December 31, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:
Unrealized appreciation		$1,327,577
Unrealized depreciation		(261,630)

Net unrealized appreciation		$1,065,947

Aggregate cost of securities for income tax purposes		$10,272,224

See accompanying notes which are an integral part to these financial statements.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2012

(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, limited partnerships and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Dean Funds

Related Notes to the Schedule of Investments – continued

December 31, 2012

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at December 31, 2012 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$57,611,161	$—	$—	$57,611,161
Real Estate Investment Trusts	2,180,622	—	—	2,180,622
Money Market Securities	420,536	—	—	420,536
Total	$60,212,319	$—	$—	$60,212,319

*Refer to the Schedule of Investments for industry classifications.

Dean Funds

Related Notes to the Schedule of Investments – continued

December 31, 2012

(Unaudited)

The following is a summary of the inputs used at December 31, 2012 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$10,313,366	$—	$—	$10,313,366
Real Estate Investment Trusts	701,885	—	—	701,885
Money Market Securities	322,920	—	—	322,920
Total	$11,338,171	$—	$—	$11,338,171

*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended December 31, 2012, there were no transfers between levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of March 1, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust
By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	3/1/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	3/1/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	3/1/2013